Capital Stock and Warrants: Stock Warrants: Schedule of Stockholders' Equity Note, Warrants or Rights (Details) (Warrant, USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Warrant
Warrant Outstanding, Number	1,633,334	1,333,334	0
Outstanding, Weighted Average Exercise Price	$ 1.12	$ 1.25	$ 0
Warrants Granted	9,727,500	300,000	1,333,334
Grants in Period, Weighted Average Exercise Price	$ 0.66	$ 0.55	$ 1.25
Warrants Expired	1,333,334		0
Expirations in Period, Weighted Average Exercise Price	$ 1.25		$ 0
Warrant Outstanding, Number	10,027,500	1,633,334	1,333,334
Outstanding, Weighted Average Exercise Price	$ 0.65	$ 1.12	$ 1.25
Exercisable, Number	10,027,500	1,633,334	1,333,334
Exercisable, Weighted Average Exercise Price	$ 0.65	$ 1.12	$ 1.25
Warrants Exercised	0	0
Exercises in Period, Weighted Average Exercise Price	$ 0	$ 0